NOTE 16 - EMPLOYEE OPTIONS (Details) - Summary of Stock Option Activity - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Stock Option Activity [Abstract]
Outstanding at beginning of period (in Shares)	196,300	167,500
Outstanding at beginning of period	$ 5.50	$ 4.50
Granted (in Shares)	48,600	49,500
Granted	$ 4.95	$ 6.50
Exercised	$ 0.00	$ 0.00
Exercised (in Shares)	0	0
Forfeited/ Cancelled (in Shares)	(2,800)	(20,700)
Forfeited/ Cancelled	$ 3.50	$ 3.50
Outstanding at period end (in Shares)	242,100	196,300
Outstanding at period end	$ 5.55	$ 5.50
Outstanding at period end (in Dollars)		$ 3,268,799
Outstanding at period end	1 year 6 months	1 year 6 months
Options vested and exercisable at period end (in Shares)	175,131	150,466
Options vested and exercisable at period end	$ 4.99	$ 4.50
Options vested and exercisable at period end (in Dollars)	$ 0	$ 2,708,396
Options vested and exercisable at period end	0 years	0 years
Weighted average grant-date fair value of options granted during the period	$ 4.02	$ 13.50